Goodwill and Other Intangible Assets (FY) (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Rollforward of Goodwill
The following is a rollforward of the Company’s goodwill by segment ($ in millions):

	Water Quality	Product Quality & Innovation	Total
Balance, January 1, 2022	$1,315	$1,187	$ 2,502
Attributable to 2022 acquisitions	—	38	38
Adjustments due to finalization of purchase price allocations	—	1	1
Foreign currency translation and other	(38)	(27)	(65)
Balance, December 31, 2022	1,277	1,199	2,476
Adjustments due to finalization of purchase price allocations	—	2	2
Foreign currency translation and other	28	27	55
Balance, December 31, 2023	$1,305	$1,228	$2,533

Carrying Value and Accumulated Amortization for Intangible Assets, Finite- lived	The following summarizes the gross carrying value and accumulated amortization for each major category of intangible assets as of December 31 ($ in millions):

	2023		2022
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Finite - lived intangibles:
Customer relationships	$595	$(502)	$588	$(457)
Patents, technology and other intangibles	277	(246)	271	(228)
Total finite - lived intangibles	872	(748)	859	(685)
Indefinite - lived intangibles:
Trademarks and trade names	303	—	305	—
Total intangibles	$1,175	$(748)	$1,164	$(685)

Carrying Value and Accumulated Amortization for Intangible Assets, Indefinite-lived	The following summarizes the gross carrying value and accumulated amortization for each major category of intangible assets as of December 31 ($ in millions):

	2023		2022
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Finite - lived intangibles:
Customer relationships	$595	$(502)	$588	$(457)
Patents, technology and other intangibles	277	(246)	271	(228)
Total finite - lived intangibles	872	(748)	859	(685)
Indefinite - lived intangibles:
Trademarks and trade names	303	—	305	—
Total intangibles	$1,175	$(748)	$1,164	$(685)